Net Income (Loss) Per Share Net Income (Loss) Per Share (Tables)	9 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
Schedule of Net (Loss) Income Per Share	Net Loss Per Share

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	$	$	$	$
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted	(35,407)	(198,178)	(63,489)	(321,920)
Weighted average number of common shares	101,107,371	100,784,683	101,034,362	100,697,251
Common stock and common stock equivalents	101,107,371	100,784,683	101,034,362	100,697,251
- Basic	(0.35)	(1.97)	(0.63)	(3.20)
- Diluted	(0.35)	(1.97)	(0.63)	(3.20)